SHARE BASED COMPENSATION EXPENSES - Fair value of options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE BASED COMPENSATION EXPENSES
Risk-free interest rate			2.80%
Risk-free interest rate, Minimum	4.32%	2.21%
Risk-free interest rate, Maximum	4.57%	4.57%
Expected volatility			36.82%
Expected volatility, Minimum	38.00%	38.00%
Expected volatility, Maximum	39.90%	39.91%
Expected dividend yield	0.00%	0.00%	0.00%
Expected post-vesting forfeiture rate	0.00%	0.00%	0.97%
Fair value of the underlying shares on the date of option grants			¥ 9.78
Fair value of the underlying shares on the date of option grants, Minimum	¥ 102.21	¥ 57.05
Fair value of the underlying shares on the date of option grants, Maximum	¥ 203.08	¥ 102.21
Share-based compensation expenses			¥ 7.0
Class A Ordinary shares
SHARE BASED COMPENSATION EXPENSES
Exchange of ordinary shares for preferred shares (in shares)			1,046,761
Class B Ordinary shares
SHARE BASED COMPENSATION EXPENSES
Exchange of ordinary shares for preferred shares (in shares)			1,610,888